Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instrument [Line Items]
Long-term Debt

Long-term debt
$ in millions	Interest Rate	Maturity	December 31, 2020	December 31, 2019
First Mortgage Bonds	3.95%	2049	$425.0	$425.0
First Mortgage Bonds	3.20%	2040	140.0	—
Tax-exempt First Mortgage Bonds - rates from: 1.16% - 2.47% (a) and 2.4% - 3.07% (b)		2020	—	140.0
U.S. Government note	4.20%	2061	17.4	17.5
Unamortized deferred financing costs			(5.7)	(5.4)
Unamortized debt discounts and premiums, net			(2.6)	(2.7)
Total long-term debt at subsidiary			574.1	574.4

Senior unsecured bonds	7.25%	2021	—	380.0
Senior unsecured bonds	4.125%	2025	415.0	—
Senior unsecured bonds	4.35%	2029	400.0	400.0
Note to DPL Capital Trust II (c)	8.125%	2031	15.6	15.6
Unamortized deferred financing costs			(10.2)	(5.9)
Unamortized debt discounts and premiums, net			(0.9)	(1.0)
Total long-term debt			1,393.6	1,363.1
Less: current portion			(0.2)	(139.8)
Long-term debt, net of current portion			$1,393.4	$1,223.3

(a)    Range of interest rates for the year ended December 31, 2020.
(b)    Range of interest rates for the year ended December 31, 2019.
(c)    Note payable to related party. See Note 12 – Related Party Transactions for additional information.

Long-term Debt Maturities
At December 31, 2020, maturities of long-term debt are summarized as follows:

Due during the years ending December 31,
$ in millions
2021	$0.2
2022	0.2
2023	0.2
2024	0.2
2025	415.2
Thereafter	997.0
1,413.0
Unamortized discounts and premiums, net	(3.5)
Deferred financing costs, net	(15.9)
Total long-term debt	$1,393.6